Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the Public and Private Placement - Private Placement Warrants [Member] - Spartacus Acquisition Corp [Member] - $ / shares
				5 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Oct. 19, 2020	Dec. 31, 2020
Private Placement Warrants
Stock price (in Dollars per share)	$ 10.05	$ 10.06	$ 9.46	$ 10.06
Strike price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Term (in years)	5 years 3 months 18 days	6 years 3 months 18 days	7 years	7 years
Risk-free rate	0.90%	0.40%	0.30%	0.40%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Probability of business combination	95.00%	85.00%
Redemption Price (in Dollars per share)
Fair value of warrants (in Dollars per share)	$ 1.42	$ 1.35	$ 1.09	$ 1.35
Minimum [Member]
Private Placement Warrants
Volatility (pre/post business combination)	12.00%	10.00%	10.00%	10.00%
Maximum [Member]
Private Placement Warrants
Volatility (pre/post business combination)	20.00%	25.00%	22.00%	25.00%